Fair Value Measurements - Convertible Notes at Fair Value (Details) $ in Millions	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Jul. 21, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 21, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurements
Increase decrease in fair value of convertible notes	$ 2.6	$ (0.7)	$ (3.5)	$ 29.3
Principal amount outstanding under the convertible notes					$ 111.0	$ 67.5
Estimated fair value of convertible notes					$ 131.3	$ 86.4
Convertible notes, measurement input, extensible enumeration		Discount rate		Discount rate	Discount rate
Minimum | Discount rate
Fair Value Measurements
Convertible notes, measurement input					0.20	0.15
Minimum | Discount rate | Predecessor period, July 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.15		0.15
Minimum | Discount rate | Predecessor period, January 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.15		0.15
Maximum | Discount rate
Fair Value Measurements
Convertible notes, measurement input					0.40	0.28
Maximum | Discount rate | Predecessor period, July 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.40		0.40
Maximum | Discount rate | Predecessor period, January 1, 2023, to July 21, 2023
Fair Value Measurements
Convertible notes, measurement input	0.45		0.45